CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME (LOSS) (USD $) In Millions	Total	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Comprehensive Income (Loss)
Accumulated other comprehensive income (loss) at beginning of period at Dec. 31, 2008				$ (3.0)
Balance at beginning of period at Dec. 31, 2008		126.9	51.5
Stock-based compensation		0.4
Net income (loss)	(35.7)		(35.7)		(35.7)
Other		(1.6)
Other comprehensive income (loss)				2.6	2.6
Total comprehensive income (loss)					(33.1)
Foreign currency translation adjustments				0.7
Deferred hedging gains				1.7
Deferred securities valuation gains				0.2
Accumulated other comprehensive income (loss) at end of period at Dec. 31, 2009				(0.4)
Balance at end of period at Dec. 31, 2009		125.7	15.8
Stock-based compensation		1.2
Net income (loss)	14.9		14.9		14.9
Other		0.1
Other comprehensive income (loss)				0.8	0.8
Total comprehensive income (loss)					15.7
Foreign currency translation adjustments				0.2
Deferred hedging gains				0.6
Accumulated other comprehensive income (loss) at end of period at Dec. 31, 2010	0.4			0.4
Balance at end of period at Dec. 31, 2010	158.1	127.0	30.7
Stock-based compensation		1.5
Net income (loss)	61.2		61.2		61.2
Other comprehensive income (loss)				(0.1)	(0.1)
Total comprehensive income (loss)					61.1
Foreign currency translation adjustments				(0.2)
Deferred hedging gains				0.1
Accumulated other comprehensive income (loss) at end of period at Dec. 31, 2011	0.3			0.3
Balance at end of period at Dec. 31, 2011	$ 220.7	$ 128.5	$ 91.9